Other Loan (Tables)	12 Months Ended
Mar. 31, 2025
Other Loan [Abstract]
Schedule of Other Loan

Other loan as of March 31, 2024 and 2025 are as follows:

				Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	Maturity date	Currency	2024	2025	2024	2025	2025
						HK$	HK$	US$
Happy CP Company Limited (note a)	Term loan	October 14, 2025	HK$	—	8.00%	—	778,000	100,001
Total						—	778,000	100,001
(a)	The other loan was made for the purchase of the machinery and was secured as follows:

	(i)	Corporate guarantee by Reitar Logtech Holdings Limited; and
	(ii)	Contracts receivable of HK$141,925 (US$18,243).